S000000698 [Member] Investment Objectives and Goals - Clearwater Select Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Clearwater Select Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.